Oct. 28, 2022
Davidson Multi-Cap Equity Fund
Davidson Multi-Cap Equity Fund
Investment Objective
The Davidson Multi-Cap Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I shares, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial intermediary and in the “Your Account with the Fund” section on page 10 of the Fund’s statutory Prospectus, the “Class A Shares” section on page 11 of the Fund’s statutory Prospectus, the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 37 of the Fund’s Statement of Additional Information (“SAI”), and Appendix A to the statutory Prospectus.
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.50%	None
Redemption Fee (as a percentage of amount redeemed on shares held for seven calendar days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses	0.36%	0.36%
Total Annual Fund Operating Expenses	1.26%	1.01%
Less: Fee Waiver(1)	-0.11%	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	0.90%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$725	$1,007	$1,810
Class I	$92	$311	$547	$1,226

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities across a wide range of market capitalizations and investment styles with attractive fundamental characteristics. The equity securities in which the Fund may invest includes common stock, preferred stock, convertibles, warrants, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”). The Fund looks for companies with reasonable valuations, prudent debt levels, cash flow generation, attractive growth characteristics and solid balance sheets. The Fund invests its assets in both value and growth stocks, as well as dividend-paying and non-dividend-paying stocks. The Fund seeks to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings. As a result, the Fund expects to only occasionally make modest sector changes, preferring to differentiate performance by relative movement in individual stocks rather than in sectors or industries.
The Fund may seek to enhance returns through investments in foreign securities (which may include ADRs, dollar-denominated foreign securities, or direct investment in foreign securities, including those in emerging markets), and other investment companies (including exchange-traded funds (“ETFs”)). The Fund may invest up to 25% of its net assets in foreign securities including in emerging markets, and the Fund may invest up to 20% of its net assets in other investment companies.
The Advisor may sell a position if the fundamentals have deteriorated, catalysts fail to develop, or a stock exceeds fair valuation. The Advisor may also sell a position if a better alternative becomes available.
At the discretion of the Advisor, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund. The following principal risks could affect the value of your investment:
•Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund's investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Management Risk. Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.
•Small and Medium Companies Risk. Investing in securities of small- and medium-capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.
•Real Estate Investment Trust (REIT) Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment.
•Foreign and Emerging Market Securities Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets. These risks are enhanced in emerging markets.
•ETF and Mutual Fund Risk. When the Fund invests in a mutual fund or ETF, it will bear additional expenses based on its pro rata share of the mutual fund’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning a mutual fund or ETF generally reflects the risks of owning the underlying securities the mutual fund or ETF holds. The Fund also will incur brokerage costs when it purchases ETFs.
The Fund may be appropriate for investors who:
•Have a long-term investment horizon;
•Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and
•Can accept the greater risks of investing in a portfolio with equity holdings.
Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund’s Class A shares from year to year. The table shows how average annual returns for the Fund’s Class A and Class I shares for the one-year, five-year, ten-year (for Class A) and since inception periods compare with those of a broad measure of market performance. Sales loads are reflected in the table but are not reflected in the bar chart; if these amounts were reflected in the bar chart, returns would be less than those shown. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.davidsonmutualfunds.com or by calling the Fund toll-free at 1-877-332-0529.
Class A – Annual Returns as of December 31

The Fund’s year-to-date return, excluding sales loads, as of September 30, 2022 was -19.40%.
During the period of time shown in the bar chart, the highest return for a calendar quarter was 21.67% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -19.77% (quarter ended March 31, 2020).

Average Annual Total Returns (for the periods ended December 31, 2021)

Average Annual Total Returns (for the periods ended December 31, 2021)				Since	Since
				Inception	Inception
	1 Year	5 Years	10 Years	(8/11/2008)	(10/30/2013)
Class A Shares
Return Before Taxes	24.24%	15.70%	14.78%	11.21%	N/A
Return After Taxes on Distributions	21.22%	13.44%	13.15%	9.93%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	15.46%	12.03%	11.94%	9.06%	N/A
Class I Shares
Return Before Taxes	29.10%	16.82%	N/A	N/A	13.54%
S&P 1500® Index (reflects no deduction for fees, expenses or taxes)	28.45%	17.95%	16.35%	12.37%	14.85%

Effective October 28, 2020, the Maximum Sales Charge (Load) Imposed on Purchases (as a percent of offering price) for Class A shares was reduced from 5.00% to 3.50%. Accordingly, returns for the Class A shares reflect this reduction.
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown only for Class A and the after-tax returns for Class I will vary to the extent it has different expenses.